Derivatives - Credit Exposure of Derivatives (Detail) - CAD ($) $ in Millions	Oct. 31, 2020	Oct. 31, 2019
Disclosure of financial assets [line items]
Current replacement cost	$ 13,673	$ 11,254
Credit equivalent amount	66,580	60,512
Risk-weighted amount	9,108	7,428
Interest rate contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,405	3,374
Credit equivalent amount	11,136	10,630
Risk-weighted amount	2,929	2,360
Interest rate contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	20	31
Credit equivalent amount	325	536
Risk-weighted amount	229	449
Interest rate contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	4,347	3,210
Credit equivalent amount	10,607	9,635
Risk-weighted amount	2,641	1,809
Interest rate contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	33	64
Credit equivalent amount	129	224
Risk-weighted amount	36	60
Interest rate contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	5	69
Credit equivalent amount	75	235
Risk-weighted amount	23	42
Foreign exchange contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	4,588	4,255
Credit equivalent amount	28,663	27,492
Risk-weighted amount	3,295	3,276
Foreign exchange contracts [member] | Forward rate agreement [member]
Disclosure of financial assets [line items]
Current replacement cost	465	434
Credit equivalent amount	2,364	2,555
Risk-weighted amount	353	375
Foreign exchange contracts [member] | Swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	1,999	1,961
Credit equivalent amount	15,638	14,286
Risk-weighted amount	1,370	1,635
Foreign exchange contracts [member] | Options written [member]
Disclosure of financial assets [line items]
Current replacement cost	29	29
Credit equivalent amount	135	193
Risk-weighted amount	44	45
Foreign exchange contracts [member] | Options purchased [member]
Disclosure of financial assets [line items]
Current replacement cost	8	19
Credit equivalent amount	104	170
Risk-weighted amount	28	38
Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure of financial assets [line items]
Current replacement cost	2,087	1,812
Credit equivalent amount	10,422	10,288
Risk-weighted amount	1,500	1,183
Other contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	1,406	540
Credit equivalent amount	12,631	9,423
Risk-weighted amount	2,474	1,443
Other contracts [member] | Credit Derivative Contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3	6
Credit equivalent amount	508	634
Risk-weighted amount	123	149
Other contracts [member] | Equity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	689	151
Credit equivalent amount	8,513	5,706
Risk-weighted amount	1,376	667
Other contracts [member] | Commodity contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	714	383
Credit equivalent amount	3,610	3,083
Risk-weighted amount	975	627
Before master netting agreements [member]
Disclosure of financial assets [line items]
Current replacement cost	10,399	8,169
Credit equivalent amount	52,430	47,545
Risk-weighted amount	8,698	7,079
Derivatives qualifying central counterparty contracts [member]
Disclosure of financial assets [line items]
Current replacement cost	3,274	3,085
Credit equivalent amount	14,150	12,967
Risk-weighted amount	$ 410	$ 349